Supplementary Information	12 Months Ended
Dec. 31, 2013
Supplementary Information [Abstract]
Supplementary Information

22.Supplementary Information

A)NET CHANGE IN NON-CASH WORKING CAPITAL

For the years ended December 31	2013	2012	2011

Operating Activities
Accounts receivable and accrued revenues	$(75)	$82	$10
Accounts payable and accrued liabilities	(81)	(456)	94
Income tax payable and receivable	(23)	51	(119)
	$(179)	$(323)	$(15)

B)SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31	2013	2012	2011

Interest Paid	$575	$509	$486
Income Taxes Paid, net of Amounts (Recovered)	$(186)	$(124)	$(88)